Subsequent Events	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Subsequent Events

Note 30. Subsequent Events

Effective January 24, 2022, Coca-Cola FEMSA, through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), in an all-cash transaction for a consideration transferred of Ps. 1,762 (R$473). CVI was a bottler of Coca-Cola trademark products, which operated mainly in Rio Grande do Sul, Brazil. This acquisition will reinforce Coca-Cola FEMSA’s leadership position in Brazil. Coca-Cola FEMSA started integrating the results of CVI as of February 2022.

On January 25, 2022, Coca-Cola FEMSA announced the construction of a new recycling plant together with ALPLA México, S.A. de C.V. (“ALPLA”), which will be known as “PLANETA”, (“Planta Nueva Ecología de Tabasco”, in Spanish). The plant will have a joint investment between Coca-Cola FEMSA and ALPLA of more than US$ 60 million and will operate with state-of-the-art technology to process up to 50,000 tons of post-consumption PET bottles per year, to produce up to 35,000 tons of food-grade recycled material, ready to be reused. The plant is expected to start operations during the first quarter of 2023.

On February 28, 2022, the Company completed the acquisition of OK Market, a small-format proximity store chain in Chile, after receiving the necessary regulatory approvals. The transaction was fully paid in cash for an amount of USD 47 million. The transaction will add 134 locations to the Company’s proximity business existing footprint in this important market, to reach a total of 258 locations. With this transaction, the Company increases its commitment as a proximity store operator in Chile, improving its scale and ability to better serve its Chilean consumers.

On March 28, 2022, Heineken announced its decision to leave Russia and its aim for an orderly transfer of its business to a new owner in full compliance with local laws and regulations.

On March 4, 2022, the Company’s Board of Directors agreed to propose the payment of a cash ordinary dividend in the amount of Ps. 11,358, to be paid in two equal installments, payable on May 5, 2022 and November 7, 2022. This ordinary dividend was approved by the Annual Shareholders meeting on April 8, 2022.